Provisions and Other Liabilities - Net Liability in Respect of Pension Plans and Other Post-employment Benefits by Geographical Region (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [Line Items]
Measurement of obligation	€ 862	€ 1,159	€ 1,030
Pensions and Other Post-employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Measurement of obligation	13,012	13,088	12,825
Fair value of plan assets	9,106	8,741	8,566
Net amount shown in the balance sheet at end of period	3,906	4,347	4,259
France [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Measurement of obligation	588	933	772
France [Member] | Pensions and Other Post-employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Measurement of obligation	2,363	2,361	2,270
Fair value of plan assets	991	857	841
Net amount shown in the balance sheet at end of period	1,372	1,504	1,429
Germany [Member] | Pensions and Other Post-employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Measurement of obligation	3,611	3,535	3,502
Fair value of plan assets	2,390	2,304	2,216
Net amount shown in the balance sheet at end of period	1,221	1,231	1,286
United States [Member] | Pensions and Other Post-employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Measurement of obligation	2,699	2,874	2,986
Fair value of plan assets	1,775	1,760	1,806
Net amount shown in the balance sheet at end of period	924	1,114	1,180
UK [Member] | Pensions and Other Post-employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Measurement of obligation	3,032	3,065	2,948
Fair value of plan assets	2,926	2,866	2,852
Net amount shown in the balance sheet at end of period	106	199	96
Other Countries [Member] | Pensions and Other Post-employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Measurement of obligation	1,307	1,253	1,119
Fair value of plan assets	1,024	954	851
Net amount shown in the balance sheet at end of period	€ 283	€ 299	€ 268